Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.00005	$ 0.00005
Common stock, shares authorized	18,721,541,692	18,721,541,692
Common stock, shares issued	462,684,023	462,105,898
Common stock, shares outstanding	462,684,023	462,105,898
Redeemable Convertible Preferred Shares Series Seed Preferred Shares
Redeemable convertible preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000	$ 1,000,000
Redeemable Convertible Preferred Shares Series B Preferred Shares
Redeemable convertible preferred stock, liquidation preference	30,982,000	29,943,000	27,842,000
Redeemable Convertible Preferred Shares Series C-1 Preferred Shares
Redeemable convertible preferred stock, liquidation preference	86,513,000	83,507,000	77,429,000
Redeemable Convertible Preferred Shares Series C-2 Preferred Shares
Redeemable convertible preferred stock, liquidation preference	$ 50,929,000	$ 49,125,000	$ 45,478,000
Preferred Stock | Redeemable Convertible Preferred Shares Series Seed Preferred Shares
Redeemable convertible preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Redeemable convertible preferred stock, shares authorized	71,428,571	71,428,571
Redeemable convertible preferred stock, shares issued	71,428,571	71,428,571
Redeemable convertible preferred stock, shares outstanding	71,428,571	71,428,571	71,428,571
Preferred Stock | Redeemable Convertible Preferred Shares Series B Preferred Shares
Redeemable convertible preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Redeemable convertible preferred stock, shares authorized	239,156,361	239,156,361
Redeemable convertible preferred stock, shares issued	239,156,361	239,156,361
Redeemable convertible preferred stock, shares outstanding	239,156,361	239,156,361	239,156,361
Preferred Stock | Redeemable Convertible Preferred Shares Series C-1 Preferred Shares
Redeemable convertible preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Redeemable convertible preferred stock, shares authorized	290,202,451	290,202,451	290,202,451
Redeemable convertible preferred stock, shares issued	270,636,854	270,636,854
Redeemable convertible preferred stock, shares outstanding			270,636,854
Preferred Stock | Redeemable Convertible Preferred Shares Series C-2 Preferred Shares
Redeemable convertible preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Redeemable convertible preferred stock, shares authorized	351,591,430	351,591,430	351,591,430
Redeemable convertible preferred stock, shares issued	127,875,914	127,875,914
Redeemable convertible preferred stock, shares outstanding	127,875,914	127,875,914	127,875,914
Preferred Stock | Series A Preferred Stock
Preferred stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Preferred stock, shares authorized	326,079,495	326,079,495
Preferred stock, shares issued	326,079,495	326,079,495
Preferred stock, shares outstanding	326,079,495	326,079,495	326,079,495
Common Stock
Common stock, par value	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares authorized	18,721,541,692	18,721,541,692	18,721,541,692
Common stock, shares issued	462,684,023	462,684,023	462,105,898
Common stock, shares outstanding	462,105,898	462,105,898	321,469,306
Common Stock | Previously Reported [Member]
Common stock, shares issued		462,105,898
Common stock, shares outstanding		321,469,306
IKENA ONCOLOGY INC
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	4,021,458	4,021,458	4,021,458
Common stock, shares outstanding	4,021,458	4,021,458	4,021,458